Quarterly Holdings Report
for
Fidelity® Tactical Bond Fund
May 31, 2024
TBF-NPRT3-0724
1.9904499.102
Nonconvertible Bonds - 6.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.3%
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	250,000	153,024
5.5% 4/1/63	130,000	101,658
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)	140,000	117,341
Warnermedia Holdings, Inc.:
5.05% 3/15/42	10,000	8,264
5.141% 3/15/52	16,000	12,631
		392,918
Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA:
4.5% 4/27/31 (b)	310,000	265,089
6.25% 3/25/29 (b)	72,000	69,912
		335,001
TOTAL COMMUNICATION SERVICES		727,919
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.:
7% 11/27/26	13,000	13,348
7.35% 11/27/28	20,000	20,711
7.7% 11/27/30	43,000	44,929
7.85% 11/27/33	43,000	45,328
		124,316
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,000	4,059
6.036% 11/15/33 (b)	12,000	12,232
6.497% 8/15/43 (b)	3,000	3,128
6.544% 11/15/53 (b)	6,000	6,357
6.714% 8/15/63 (b)	4,000	4,247
Kinder Morgan, Inc. 3.6% 2/15/51	600,000	410,766
MPLX LP:
5% 3/1/33	100,000	95,019
5.65% 3/1/53	100,000	94,433
Petroleos Mexicanos 7.69% 1/23/50	650,000	471,835
Targa Resources Corp.:
4.2% 2/1/33	130,000	116,654
4.95% 4/15/52	130,000	110,567
		1,329,297
FINANCIALS - 1.1%
Banks - 0.4%
Bank of America Corp. 2.299% 7/21/32 (c)	280,000	227,865
Consumer Finance - 0.6%
Capital One Financial Corp.:
5.468% 2/1/29 (c)	18,000	17,855
5.817% 2/1/34 (c)	32,000	31,567
7.624% 10/30/31 (c)	32,000	34,998
Ford Motor Credit Co. LLC 3.375% 11/13/25	250,000	241,368
		325,788
Financial Services - 0.1%
Corebridge Financial, Inc.:
3.9% 4/5/32	9,000	8,035
4.35% 4/5/42	2,000	1,649
4.4% 4/5/52	6,000	4,754
		14,438
TOTAL FINANCIALS		568,091
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Centene Corp. 4.625% 12/15/29	120,000	112,965
Prime Healthcare Foundation, Inc. 7% 12/1/27	110,000	103,275
		216,240
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
The Boeing Co.:
6.259% 5/1/27 (b)	9,000	9,060
6.298% 5/1/29 (b)	12,000	12,097
6.388% 5/1/31 (b)	9,000	9,104
6.528% 5/1/34 (b)	10,000	10,139
6.858% 5/1/54 (b)	14,000	14,199
7.008% 5/1/64 (b)	14,000	14,121
		68,720
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Homes 4 Rent LP:
3.625% 4/15/32	8,000	6,930
4.3% 4/15/52	6,000	4,607
Highwoods Realty LP 7.65% 2/1/34	89,000	95,431
Piedmont Operating Partnership LP 9.25% 7/20/28	39,000	41,634
		148,602
Real Estate Management & Development - 0.0%
Brandywine Operating Partnership LP 8.875% 4/12/29	28,000	28,979
TOTAL REAL ESTATE		177,581
UTILITIES - 0.9%
Electric Utilities - 0.8%
DPL, Inc.:
4.125% 7/1/25	200,000	195,586
4.35% 4/15/29	270,000	249,511
		445,097
Multi-Utilities - 0.1%
Puget Energy, Inc. 4.224% 3/15/32	15,000	13,335
TOTAL UTILITIES		458,432
TOTAL NONCONVERTIBLE BONDS (Cost $3,963,221)		3,670,596

U.S. Treasury Obligations - 49.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.875% 5/15/52	4,990,000	3,600,792
4.125% 8/15/53	5,589,000	5,126,161
U.S. Treasury Notes:
3.5% 2/15/33	930,000	863,483
3.75% 5/31/30	620,000	595,370
3.75% 12/31/30	2,100,000	2,010,258
4% 1/31/31	6,800,000	6,603,438
4.125% 11/15/32	8,130,000	7,917,223
4.5% 11/15/33	200,000	200,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,428,597)		26,916,756

Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2021-1A Class A, 2.95% 11/16/41 (b)	168,447	153,820
Series 2021-2A Class A, 2.798% 1/15/47 (b)	196,691	173,552
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	243,750	199,598
Dominos Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	923,875	785,762
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	299,709	272,734
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/51 (b)	490,000	428,733
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	28,000	28,000
Class A2I, 6.028% 7/30/54 (b)	53,000	53,000
Class A2II, 6.268% 7/30/54 (b)	32,000	32,000
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	396,913	345,612
TOTAL ASSET-BACKED SECURITIES (Cost $2,549,694)		2,472,811

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(c)(d)	11,000	11,041
BX Commercial Mortgage Trust floater Series 2022-LP2 Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(c)(d)	79,073	78,381
BX Trust floater Series 2022-IND:
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(c)(d)	200,040	199,978
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(c)(d)	7,409	7,420
Life Financial Services Trust floater Series 2022-BMR2:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(c)(d)	100,000	97,750
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(c)(d)	100,000	97,250
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(c)(d)	100,000	95,018
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(c)(d)	94,968	96,333
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(c)(d)	94,968	95,443
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	79,964
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $862,639)		858,578

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
Chicago Board of Ed.:
Series 2009 G, 1.75% 12/15/25	400,000	372,442
Series 2010 C, 6.319% 11/1/29	60,000	59,599
TOTAL MUNICIPAL SECURITIES (Cost $434,160)		432,041

Foreign Government and Government Agency Obligations - 4.6%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		140,000	116,060
10% 1/1/27	BRL	1,000,000	185,980
10% 1/1/33	BRL	1,700,000	293,918
Colombian Republic:
8% 11/14/35		200,000	203,900
8.75% 11/14/53		200,000	209,100
Dominican Republic:
4.875% 9/23/32 (b)		270,000	240,840
5.5% 2/22/29 (b)		250,000	241,016
Japan Government 0.1% 12/20/24	JPY	79,400,000	504,759
United Mexican States:
7.75% 5/29/31	MXN	4,872,000	257,041
7.75% 11/13/42	MXN	5,181,000	250,385
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,581,302)			2,502,999

Fixed-Income Funds - 29.4%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	90,790	8,942,825
Fidelity High Income Central Fund (e)	30,944	3,225,324
Fidelity International Credit Central Fund (e)	46,219	3,691,939
TOTAL FIXED-INCOME FUNDS (Cost $16,561,575)		15,860,088

Preferred Securities - 1.7%
	Principal Amount (a)	Value ($)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge, Inc. 5.75% 7/15/80 (c)	250,000	232,977
FINANCIALS - 1.3%
Banks - 1.3%
Bank of Nova Scotia 4.9% (c)(f)	690,000	676,955
TOTAL PREFERRED SECURITIES (Cost $930,198)		909,932

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $235,597)	235,550	235,597

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $56,546,983)	53,859,398
NET OTHER ASSETS (LIABILITIES) - 0.3%	159,816
NET ASSETS - 100.0%	54,019,214

Currency Abbreviations
BRL	-	Brazilian real
JPY	-	Japanese yen
MXN	-	Mexican peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,364,330 or 8.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	137,020	18,394,799	18,296,222	30,246	-	-	235,597	0.0%
Fidelity Floating Rate Central Fund	7,157,795	1,754,571	-	554,572	-	30,459	8,942,825	0.6%
Fidelity High Income Central Fund	2,393,318	770,941	-	170,943	-	61,065	3,225,324	0.2%
Fidelity International Credit Central Fund	3,427,248	111,572	-	111,572	-	153,119	3,691,939	4.0%
Total	13,115,381	21,031,883	18,296,222	867,333	-	244,643	16,095,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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